Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities of continuing operations:
Net income / (loss) from continuing operations	$ 30,367	$ 24,421	$ (7,611)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities of continuing operations:
Vessel depreciation and amortization (Note 6)	41,405	29,261	32,813
Amortization and write off of deferred financing costs	3,047	1,096	1,359
Amortization of above market acquired charters (Note 7)	11,696	14,380	14,380
Equity compensation expense (Note 14)	2,049	907	613
Impairment of vessel	0	0	28,805
Changes in operating assets and liabilities:
Trade accounts receivable	(165)	13,436	(11,354)
Prepayments and other assets	(1,384)	(1,195)	855
Inventories	(2,057)	45	1,147
Claims	339	(1,085)	0
Trade accounts payable	3,779	(9,406)	4,074
Due to related parties	(1,999)	(12,486)	3,508
Accrued liabilities	684	(9,558)	1,648
Deferred revenue	(1,005)	(3,585)	(10,059)
Dry docking costs paid	(6,074)	(954)
Net cash provided by operating activities of continuing operations	80,682	45,277	60,178
Cash flows from investing activities of continuing operations:
Vessel acquisitions and improvements including time charter agreements (Note 6)	(185,247)	(6,519)	(2,428)
Net proceeds from sale of vessels			39,789
Net cash (used in) / provided by investing activities of continuing operations	(185,247)	(6,519)	37,361
Cash flows from financing activities of continuing operations:
Proceeds from long-term debt (Note 8)	270,850	0	0
Payments of long-term debt (Note 8)	(153,573)	(32,733)	(55,283)
Deferred financing costs paid	(4,765)	(788)	(72)
Redemption of Class B unit holders (Note 13)	0	(116,850)	0
Dividends paid (Note 13)	(17,075)	(28,771)	(52,600)
Net cash provided by / (used in) financing activities of continuing operations	95,437	(179,142)	(107,955)
Net decrease in cash, cash equivalents and restricted cash from continuing operations	(9,128)	(140,384)	(10,416)
Cash flows from discontinued operations
Operating activities	0	8,905	37,712
Investing activities	0	(1,484)	(41,837)
Financing activities	0	158,228	(18,557)
Net increase / (decrease) in cash, cash equivalents and restricted cash from discontinued operations	0	165,649	(22,682)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(9,128)	25,265	(33,098)
Cash, cash equivalents and restricted cash at the beginning of the year	63,464	38,199	71,297
Cash, cash equivalents and restricted cash at the end of the year	54,336	63,464	38,199
Supplemental cash flow information
Cash paid for interest	15,347	20,138	24,952
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	2,507	15,004	547
Capitalized dry docking costs included in liabilities	1,649	2,560	480
Deferred financing costs included in liabilities	6	0	0
Assumption of loans regarding the acquisition of the shares of the companies owning the M/T Aristaios and the M/T Anikitos included in discontinued operations	0	0	43,958
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	47,336	57,964	21,203
Restricted cash - Non-current assets	7,000	5,500	16,996
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 54,336	$ 63,464	$ 38,199